CREDIT RISK AND CONCENTRATION (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 16, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Deposit amount		$ 250,000	$ 250,000
Cash balance		14,030	372,534	$ 9,268
Remaining cash balance		$ 179,233	$ 185,289	$ 88,838
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%	10.00%	10.00%
Subsequent Event [Member] | Over-Allotment Option [Member]
Concentration Risk [Line Items]
Gross proceeds	$ 8,901,000